Subordinated Liabilities - Dated (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 31,014	£ 20,001
Barclays Bank Group [member] | Other subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 384	59
Fixed interest rate [member] | Min [member] | Barclays Bank Group [member] | Other subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	2019
Fixed interest rate [member] | Min [member] | Barclays Bank PLC [member] | Other subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	2019
Fixed interest rate [member] | Max [member] | Barclays Bank Group [member] | Other subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	2023
Fixed interest rate [member] | Max [member] | Barclays Bank PLC [member] | Other subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	2023
Floating Rate Subordinated Notes (EUR 40m), Due 2018 | Floating interest rate [member] | Barclays Bank Group [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 0	36
Maturity Date	2018
Floating Rate Subordinated Notes (EUR 40m), Due 2018 | Floating interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Maturity Date	2018
6% Fixed Rate Subordinated Notes (EUR 1,750m), Due 2018 | Fixed interest rate [member] | Barclays Bank Group [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 0	1,643
Maturity Date	2018
6% Fixed Rate Subordinated Notes (EUR 1,750m), Due 2018 | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Maturity Date	2018
CMS-Linked Subordinated Notes (EUR 100m), Due 2018 | Barclays Bank Group [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 0	93
Maturity Date	2018
CMS-Linked Subordinated Notes (EUR 100m), Due 2018 | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Maturity Date	2018
CMS-Linked Subordinated Notes (EUR 135m), Due 2018 | Barclays Bank Group [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 0	124
Maturity Date	2018
CMS-Linked Subordinated Notes (EUR 135m), Due 2018 | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Maturity Date	2018
Fixed/Floating Rate Subordinated Callable Notes, Due 2023 | Fixed interest rate [member] | Barclays Bank Group [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Maturity Date	2021
Fixed/Floating Rate Subordinated Callable Notes, Due 2023 | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Maturity Date	2021
Fixed/Floating Rate Subordinated Callable Notes, Due 2023 | Floating interest rate [member] | Barclays Bank Group [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Initial call date	2018
Fixed/Floating Rate Subordinated Callable Notes, Due 2023 | Floating interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Initial call date	2018
Fixed/Floating Rate Subordinated Callable Notes, Due 2023 | Fixed or Floating Interest Rate [member] | Barclays Bank Group [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 0	533
Maturity Date	2023
Fixed/Floating Rate Subordinated Callable Notes, Due 2023 | Fixed or Floating Interest Rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Maturity Date	2023
7.75% Contingent Capital Notes (USD 1,000m), Due 2023 | Barclays Bank Group [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 0	888
Initial call date	2018000000
Maturity Date	2023
7.75% Contingent Capital Notes (USD 1,000m), Due 2023 | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Initial call date	2018000000
Maturity Date	2023
Floating Rate Subordinated Notes (EUR 50m), Due 2019 | Floating interest rate [member] | Barclays Bank Group [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 45	44
Maturity Date	2019
Floating Rate Subordinated Notes (EUR 50m), Due 2019 | Floating interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Maturity Date	2019
5.14% Lower Tier 2 Notes (USD 1,094m), Due 2020 | Barclays Bank Group [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 851	841
Maturity Date	2020
5.14% Lower Tier 2 Notes (USD 1,094m), Due 2020 | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Maturity Date	2020
6% Fixed Rate Subordinated Notes (EUR 1,500m), Due 2021 | Fixed interest rate [member] | Barclays Bank Group [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,474	1,484
9.5% Subordinated Bonds (ex-Woolwich Plc), Due 2021 | Barclays Bank Group [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 256	273
Maturity Date	2021
9.5% Subordinated Bonds (ex-Woolwich Plc), Due 2021 | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Maturity Date	2021
Subordinated Floating Rate Notes (EUR 100m), Due 2021 | Floating interest rate [member] | Barclays Bank Group [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 89	88
Maturity Date	2021
Subordinated Floating Rate Notes (EUR 100m), Due 2021 | Floating interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Maturity Date	2021
10% Fixed Rate Subordinated Notes , Due 2021 | Fixed interest rate [member] | Barclays Bank Group [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 2,194	2,261
Maturity Date	2021
10% Fixed Rate Subordinated Notes , Due 2021 | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Maturity Date	2021
10.179% Fixed Rate Subordinated Notes (USD 1,521m), Due 2021 | Fixed interest rate [member] | Barclays Bank Group [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,143	1,118
Maturity Date	2021
10.179% Fixed Rate Subordinated Notes (USD 1,521m), Due 2021 | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Maturity Date	2021
Subordinated Floating Rate Notes (EUR 50m), Due 2022 | Floating interest rate [member] | Barclays Bank Group [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 45	44
Maturity Date	2022
Subordinated Floating Rate Notes (EUR 50m), Due 2022 | Floating interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Maturity Date	2022
6.625% Fixed Rate Subordinated Notes (EUR 1,000m), Due 2022 | Fixed interest rate [member] | Barclays Bank Group [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,032	1,043
Maturity Date	2022
6.625% Fixed Rate Subordinated Notes (EUR 1,000m), Due 2022 | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Maturity Date	2022
7.625% Contingent Capital Notes (USD 3,000m), Due 2022 | Barclays Bank Group [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 2,502	2,429
Maturity Date	2022
7.625% Contingent Capital Notes (USD 3,000m), Due 2022 | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Maturity Date	2022
Subordinated Floating Rate Notes (EUR 50m), Due 2023 | Floating interest rate [member] | Barclays Bank Group [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 45	44
Maturity Date	2023
Subordinated Floating Rate Notes (EUR 50m), Due 2023 | Floating interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Maturity Date	2023
5.75% Fixed Rate Subordinated Notes, Due 2026 | Fixed interest rate [member] | Barclays Bank Group [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 351	366
Maturity Date	2026
5.75% Fixed Rate Subordinated Notes, Due 2026 | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Maturity Date	2026
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m), Due 2027 | Barclays Bank Group [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 107	97
Maturity Date	2027
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m), Due 2027 | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Maturity Date	2027
6.33% Subordinated Notes, Due 2032 | Barclays Bank Group [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 61	62
Maturity Date	2032
6.33% Subordinated Notes, Due 2032 | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Maturity Date	2032
Subordinated Floating Rate Notes (EUR 68m), Due 2040 | Floating interest rate [member] | Barclays Bank Group [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 61	60
Maturity Date	2040
Subordinated Floating Rate Notes (EUR 68m), Due 2040 | Floating interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Maturity Date	2040
4.375% Fixed Rate Subordinated Notes (USD 1,250m) , Due 2024 | Fixed interest rate [member] | Barclays Bank Group [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 0	1,118
Maturity Date	2025
4.375% Fixed Rate Subordinated Notes (USD 1,250m) , Due 2024 | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	2025
3.75% Resetting Subordinated Callable Note Due 2030 | Fixed interest rate [member] | Barclays Bank Group [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,361	1,314
Initial call date	2023
Maturity Date	2028
3.75% Resetting Subordinated Callable Note Due 2030 | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Initial call date	2023
Maturity Date	2028
5.20% Fixed Rate Subordinated Notes (USD 1,367m), Due 2026 | Fixed interest rate [member] | Barclays Bank Group [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 0	945
Maturity Date	2024
5.20% Fixed Rate Subordinated Notes (USD 1,367m), Due 2026 | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	2024
4.836% Fixed Rate Subordinated Callable Notes (USD 1,200m), Due 2028 | Fixed interest rate [member] | Barclays Bank Group [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 116	111
Initial call date	2025
Maturity Date	2030
4.836% Fixed Rate Subordinated Callable Notes (USD 1,200m), Due 2028 | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Initial call date	2025
Maturity Date	2030
2.875% Fixed Rate Subordinated Loans (USD 1,000m), Due 2020 | Fixed interest rate [member] | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 771	0
Maturity Date	2020
2.875% Fixed Rate Subordinated Loans (USD 1,000m), Due 2020 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	2020
0.823% Subordinated Loans | Fixed interest rate [member] | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 300	0
Maturity Date	2020
0.823% Subordinated Loans | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	2020
Subordinated Floating Rate Loans (JPY 4,000m), Due 2020 | Floating interest rate [member] | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,168	0
Maturity Date	2020
Subordinated Floating Rate Loans (JPY 4,000m), Due 2020 | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	2020
3.25% Fixed Rate Subordinated Loans (USD 1,500m), Due 2021 | Fixed interest rate [member] | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 91	0
Maturity Date	2021
3.25% Fixed Rate Subordinated Loans (USD 1,500m), Due 2021 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	2021
1.43% Fixed Rate Subordinated Loans (EUR 100m), Due 2021 | Fixed interest rate [member] | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 910	0
Maturity Date	2021
1.43% Fixed Rate Subordinated Loans (EUR 100m), Due 2021 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	2021
1.875% Fixed Rate Subordinated Loans (EUR 1,000m), Due 2021 | Fixed interest rate [member] | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 14	0
Maturity Date	2021
1.875% Fixed Rate Subordinated Loans (EUR 1,000m), Due 2021 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	2021
1.67% Fixed Rate Subordinated Loans (EUR 15m), Due 2021 | Fixed interest rate [member] | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 142	0
Maturity Date	2021
1.67% Fixed Rate Subordinated Loans (EUR 15m), Due 2021 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	2021
3.20% Fixed Rate Subordinated Loans (USD 1,000m), Due 2021 | Fixed interest rate [member] | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 112	0
Initial call date	TBD
Maturity Date	2021
3.20% Fixed Rate Subordinated Loans (USD 1,000m), Due 2021 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Initial call date	TBD
Maturity Date	2021
1.35% Fixed Rate Subordinated Loans (JPY 20,000m), Due 2021 | Fixed interest rate [member] | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 141	0
Maturity Date	2021
1.35% Fixed Rate Subordinated Loans (JPY 20,000m), Due 2021 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	2021
3.684% Fixed Rate Subordinated Callable Loans (USD 1,500m), Due 2023 | Fixed interest rate [member] | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 675	0
Initial call date	2022
Maturity Date	2023
3.684% Fixed Rate Subordinated Callable Loans (USD 1,500m), Due 2023 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Initial call date	2022
Maturity Date	2023
Subordinated Floating Rate Callable Loans (USD 750m), Due 2023 | Floating interest rate [member] | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 68	0
Initial call date	2022
Maturity Date	2023
Subordinated Floating Rate Callable Loans (USD 750m), Due 2023 | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Initial call date	2022
Maturity Date	2023
4.61% Fixed Rate Subordinated Callable Loans (USD 762m), Due 2023 | Fixed interest rate [member] | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 897	0
Initial call date	2022
4.61% Fixed Rate Subordinated Callable Loans (USD 762m), Due 2023 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Initial call date	2022
Subordinated Floating Rate Callable Loans (USD 375m), Due 2023 | Fixed interest rate [member] | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	2023
Subordinated Floating Rate Callable Loans (USD 375m), Due 2023 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	2023
Subordinated Floating Rate Callable Loans (USD 375m), Due 2023 | Floating interest rate [member] | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 264	0
Initial call date	2022
Maturity Date	2023
Subordinated Floating Rate Callable Loans (USD 375m), Due 2023 | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Initial call date	2022
Maturity Date	2023
Subordinated Floating Rate Loans (USD 1,500m), Due 2024 | Fixed interest rate [member] | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	2024
Subordinated Floating Rate Loans (USD 1,500m), Due 2024 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	2024
Subordinated Floating Rate Loans (USD 1,500m), Due 2024 | Floating interest rate [member] | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 693	0
Initial call date	2023
Maturity Date	2024
Subordinated Floating Rate Loans (USD 1,500m), Due 2024 | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Initial call date	2023
Maturity Date	2024
4.327% Fixed Rate Subordinated Loans (AUD 200m), Due 2023 | Fixed interest rate [member] | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,312	0
Maturity Date	2023
4.327% Fixed Rate Subordinated Loans (AUD 200m), Due 2023 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	2023
Subordinated Floating Rate Loans (AUD 225m), Due 2023 | Floating interest rate [member] | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 100	0
Maturity Date	2023
Subordinated Floating Rate Loans (AUD 225m), Due 2023 | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	2023
Subordinated Floating Rate Loans (EUR 44m), Due 2023 | Floating interest rate [member] | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 16	0
Maturity Date	2023
Subordinated Floating Rate Loans (EUR 44m), Due 2023 | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	2023
1.125% Fixed Rate Subordinated Loans (CHF 175m), Due 2023 | Fixed interest rate [member] | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 20	0
Maturity Date	2023
1.125% Fixed Rate Subordinated Loans (CHF 175m), Due 2023 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	2023
1.5% Fixed Rate Subordinated Loans (EUR 750m), Due 2023 | Fixed interest rate [member] | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 103	0
Maturity Date	2023
1.5% Fixed Rate Subordinated Loans (EUR 750m), Due 2023 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	2023
Subordinated Floating Rate Loans (SEK 500m), Due 2023 | Floating interest rate [member] | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 77	0
Maturity Date	2023
Subordinated Floating Rate Loans (SEK 500m), Due 2023 | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	2023
1.232% Fixed Rate Subordinated Callable Loans (JPY 130,500m), Due 2024 | Fixed interest rate [member] | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 8	0
Initial call date	2023
Maturity Date	2024
1.232% Fixed Rate Subordinated Callable Loans (JPY 130,500m), Due 2024 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Initial call date	2023
Maturity Date	2024
3.36% Fixed Rate Subordinated Loans (NOK 750m), Due 2023 | Fixed interest rate [member] | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,153	0
Maturity Date	2023
3.36% Fixed Rate Subordinated Loans (NOK 750m), Due 2023 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	2023
1.875% Fixed Rate Subordinated Loans (EUR 1,000m), Due 2023 | Fixed interest rate [member] | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,112	0
Maturity Date	2023
1.875% Fixed Rate Subordinated Loans (EUR 1,000m), Due 2023 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	2023
3.125% Fixed Rate Subordinated Loans, Due 2024 | Fixed interest rate [member] | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 10,147	0
1.375% Fixed Rate Subordinated Callable Loans (EUR 1,000m), Due 2026 | Fixed interest rate [member] | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 28	0
Initial call date	2025
Maturity Date	2026
1.375% Fixed Rate Subordinated Callable Loans (EUR 1,000m), Due 2026 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Initial call date	2025
Maturity Date	2026
3.65% Fixed Rate Subordinated Loans (USD 900m), Due 2025 | Fixed interest rate [member] | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 788	0
Maturity Date	2025
3.65% Fixed Rate Subordinated Loans (USD 900m), Due 2025 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	2025
4.375% Fixed Rate Subordinated Loans (USD 1,707m), Due 2026 | Fixed interest rate [member] | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 124	0
Initial call date	TBD
Maturity Date	2026
4.375% Fixed Rate Subordinated Loans (USD 1,707m), Due 2026 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Initial call date	TBD
Maturity Date	2026
1.635% Fixed Rate Subordinated Callable Loans (JPY 17,100m), Due 2028 | Fixed interest rate [member] | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 39	0
Initial call date	2027
Maturity Date	2028
1.635% Fixed Rate Subordinated Callable Loans (JPY 17,100m), Due 2028 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Initial call date	2027
Maturity Date	2028
5.244% Fixed Rate Subordinated Loans (AUD 175m), Due 2028 | Fixed interest rate [member] | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 44	0
Maturity Date	2028
5.244% Fixed Rate Subordinated Loans (AUD 175m), Due 2028 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	2028
5.02% Fixed Rate Subordinated Loans (AUD 30m), Due 2028 | Fixed interest rate [member] | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,023	0
Maturity Date	2028
5.02% Fixed Rate Subordinated Loans (AUD 30m), Due 2028 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	2028
3.773% Fixed Rate Subordinated Loans (NOK 220m), Due 2028 | Fixed interest rate [member] | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,169	0
Maturity Date	2028
3.773% Fixed Rate Subordinated Loans (NOK 220m), Due 2028 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	2028
2.291% Fixed Rate Subordinated Loans (EUR 115m), Due 2029 | Fixed interest rate [member] | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 608	0
Maturity Date	2029
2.291% Fixed Rate Subordinated Loans (EUR 115m), Due 2029 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	2029
6.10% Fixed Rate Subordinated Loans (AUD 130m), Due 2031 | Fixed interest rate [member] | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 935	0
Maturity Date	2031
6.10% Fixed Rate Subordinated Loans (AUD 130m), Due 2031 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	2031
5.16% Fixed Rate Subordinated Loans (AUD 15m), Due 2031 | Fixed interest rate [member] | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 918	0
Maturity Date	2031
5.16% Fixed Rate Subordinated Loans (AUD 15m), Due 2031 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	2031
5.25% Fixed Rate Subordinated Loans (USD 1,500m), Due 2045 | Fixed interest rate [member] | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 124	0
Maturity Date	2045
5.25% Fixed Rate Subordinated Loans (USD 1,500m), Due 2045 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	2045
4.95% Fixed Rate Subordinated Loans (USD 1,500m), Due 2047 | Fixed interest rate [member] | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 3,754	£ 0
Maturity Date	2047
4.95% Fixed Rate Subordinated Loans (USD 1,500m), Due 2047 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	2047